PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2022	2023

Motor vehicles	$2	$2
Office and computer equipment	829	199
Leasehold improvements	31	24
Sub-total	862	225
Less: accumulated depreciation	(586)	(219)
Total	$276	$6